Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
AAM Brentview Dividend Growth ETF
Shareholder Report [Line Items]
Fund Name	AAM Brentview Dividend Growth ETF
Class Name	AAM Brentview Dividend Growth ETF
Trading Symbol	BDIV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM Brentview Dividend Growth ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/BDIV . You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/BDIV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM Brentview Dividend Growth ETF	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
U.S. equity markets advanced sharply during the fiscal year, driven by Federal Reserve interest rate cuts and robust earnings growth among mega-cap stocks with exposure to Artificial Intelligence (AI). The period was marked by volatility, reflecting ongoing uncertainty surrounding the Trump Administration’s tariff policies and an ongoing government shutdown. Despite this backdrop, the S&P 500® Index reached a new all-time. However, returns were highly concentrated, with just 10 stocks accounting for more than 70% of the index’s total return. The Fund’s exposure to several of these leading stocks contributed positively to performance, though the Fund modestly underperformed its benchmark, the S&P 500® Index, over the reporting period.
Top performing sectors attributable to BDIV’s return during the current fiscal period were Information Technology, Financials, and Industrials. The worst performing sectors were Real Estate, Health Care, and Consumer Staples.
Individual stocks attributable to BDIV’s return over the same fiscal period were Broadcom Inc., Microsoft Corp, and Lam Research Corp. Stocks dragging down BDIV’s return were UnitedHealth Group Inc, Accenture PLC-Class A, and Marsh & McLennan Co’s.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/30/2024)
AAM Brentview Dividend Growth ETF NAV	17.31	17.46
S&P 500 TR	21.45	21.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/BDIV for more recent performance information.
Net Assets	$ 3,844,182
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 15,285
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,844,182
Number of Holdings	39
Net Advisory Fee	$15,285
Portfolio Turnover	12%
30-Day SEC Yield	1.27%
30-Day SEC Yield Unsubsidized	1.27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	8.2%
Apple, Inc.	5.6%
JPMorgan Chase & Co.	3.9%
Trane Technologies PLC	3.9%
Broadcom, Inc.	3.3%
Morgan Stanley	3.1%
Chevron Corp.	3.1%
Lam Research Corp.	3.0%
Philip Morris International, Inc.	2.9%
Alphabet, Inc.	2.8%

Top Sectors	(% of Net Assets)
Information Technology	22.8%
Financials	16.8%
Industrials	12.3%
Health Care	11.4%
Utilities	7.6%
Consumer Staples	7.3%
Materials	5.0%
Communication Services	5.0%
Consumer Discretionary	4.8%
Cash & Other	7.0%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/BDIV
AAM Crescent CLO ETF
Shareholder Report [Line Items]
Fund Name	AAM Crescent CLO ETF
Class Name	AAM Crescent CLO ETF
Trading Symbol	CLOC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM Crescent CLO ETF for the period of October 22, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/CLOC. You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/CLOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
AAM Crescent CLO ETF	$0	0.18%
[1],[2]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
CLOC advanced by 5 bps for the period (10/22/2025 – 10/31/2025) versus the benchmark moving 13 bps higher. Performance of the Fund was positively impacted by the coupon income and negatively impacted by transaction cost spread over a short measurement period. Since the debut of the Fund on 10/22/2025 we have repositioned the portfolio increasing the average coupon by about 40 bps to 6.10%. We also rotated out of some of the higher rated tranches and increased our BBB exposure by about 20%. Additionally, we increased exposure to Private Credit/Middle Market CLOs to 33% at the end of the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/22/2025)
AAM Crescent CLO ETF NAV	0.12
JP Morgan CLOIE Investment Grade Total Return Index	0.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/CLOC for more recent performance information.
Net Assets	$ 51,305,994
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 2,004
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$51,305,994
Number of Holdings	45
Net Advisory Fee	$2,004
Portfolio Turnover	32%
30-Day SEC Yield	1.66%
30-Day SEC Yield Unsubsidized	1.62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Sector Breakdown (% of Net Assets)

Top 10 Issuers	(% of Net Assets)
Madison Park Funding Ltd.	7.3%
Cerberus Loan Funding LP	5.4%
Antares CLO Ltd.	4.4%
Blackrock CLO Ltd.	3.9%
Barings Private Credit Corp. CLO Ltd.	3.5%
Sandstone Peak Ltd.	3.2%
Diameter Capital CLO	3.1%
Warwick Capital CLO Ltd.	2.9%
Palmer Square CLO Ltd.	2.9%
CTM CLO Ltd.	2.9%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/CLOC
AAM Low Duration Preferred and Income Securities ETF
Shareholder Report [Line Items]
Fund Name	AAM Low Duration Preferred and Income Securities ETF
Class Name	AAM Low Duration Preferred and Income Securities ETF
Trading Symbol	PFLD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM Low Duration Preferred and Income Securities ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/PFLD . You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/PFLD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM Low Duration Preferred and Income Securities ETF	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Continued resolution of President Trump’s aggressive tariff agenda, stable economic indicators and strong corporate earnings lifted risk assets sharply higher during the second half of the reporting period. Additionally, a downside shift in labor market strength coupled with lower, stable inflation led to the Federal Reserve conducting 100 bps of rate cuts during the fiscal period. Both factors contributed to PFLD’s risk-conscious investment strategy to underperform its higher duration benchmark, the ICE Exchange-Listed Preferred & Hybrid Securities Index, as it was underexposed to much of the lower credit quality names and equity-sensitive convertibles found in the benchmark.
Top performing industries attributable to PFLD’s return during the current fiscal period were Financial Services, Banking, and Utilities. The worst performing industries included Consumer Discretionary, Real Estate, and Automobiles.
Individual securities attributable to PFLD’s return over the same fiscal period were AGNC Float PERP, MSTR 10 PERP, and JPM 6 PERP. Securities dragging down PFLD’s return were GS Float PERP, GS Float PERP, and QVCGA 8 03/15/31.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/19/2019)
AAM Low Duration Preferred and Income Securities ETF NAV	-0.03	2.09	1.92
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	0.86
ICE 0-5 Year Duration Preferred & Hybrid Securities Total Return Index	7.05	6.81	6.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/PFLD for more recent performance information.
Net Assets	$ 484,756,369
Holdings Count | $ / shares	323
Advisory Fees Paid, Amount	$ 2,200,948
Investment Company Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$484,756,369
Number of Holdings	323
Net Advisory Fee	$2,200,948
Portfolio Turnover	150%
30-Day SEC Yield	5.30%
30-Day SEC Yield Unsubsidized	5.30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
JPMorgan Chase & Co.	4.8%
Citigroup, Inc.	4.7%
Bank of America Corp.	4.5%
Goldman Sachs Group, Inc.	4.3%
Charles Schwab Corp.	3.3%
PNC Financial Services Group, Inc.	3.2%
Morgan Stanley	2.8%
Truist Financial Corp.	2.4%
Bank of New York Mellon Corp.	2.3%
Nextera Energy Capital	2.3%

Top Sectors	(% of Net Assets)
Financials	65.2%
Utilities	17.3%
Energy	10.2%
Communication Services	1.7%
Consumer Discretionary	1.6%
Communications	0.8%
Consumer Staples	0.8%
Industrials	0.7%
Cash & Other	1.7%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/PFLD
AAM S&P 500 High Dividend Value ETF
Shareholder Report [Line Items]
Fund Name	AAM S&P 500 High Dividend Value ETF
Class Name	AAM S&P 500 High Dividend Value ETF
Trading Symbol	SPDV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM S&P 500 High Dividend Value ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SPDV . You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/SPDV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM S&P 500 High Dividend Value ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
SPDV underperformed its benchmark index, the S&P 500 index, throughout the current fiscal period as growth style equities continued to drive returns on successful tariff deals, strong corporate earnings and dovish Fed Policy. Furthermore, optimism on enhanced productivity and cost savings achieved with Artificial Intelligence drove excess returns in the technology sector and underperformance in SPDV, since the fund’s equal-weight strategy resulted in an underweight allocation to the sector. Higher exposure to dividend paying sectors such as Consumer Staples, Materials, and Real Estate also contributed to underperformance, as dividend payers in general lagged the overall market.
Top performing sectors attributable to SPDV’s return during the current fiscal period were Utilities, Consumer Discretionary, and Energy. The worst performing sectors were Materials, Consumer Staples, and Real Estate.
Individual stocks attributable to SPDV’s return over the same fiscal period were Tapestry Inc., NRG Energy Inc., and Vistra Corp. Stocks dragging down SPDV’s return were Alexandria Real Estate Equities, LyondellBassell Industries NV, and Conagra Brands Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/28/2017)
AAM S&P 500 High Dividend Value ETF NAV	6.99	14.20	7.93
S&P 500 TR	21.45	17.64	14.72
S&P 500 Dividend and Free Cash Flow Yield Index TR	7.35	14.63	8.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/SPDV for more recent performance information.
Net Assets	$ 74,026,167
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 197,956
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$74,026,167
Number of Holdings	57
Net Advisory Fee	$197,956
Portfolio Turnover	51%
30-Day SEC Yield	3.89%
30-Day SEC Yield Unsubsidized	3.89%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
CVS Health Corp.	2.4%
Newmont Corporation	2.4%
Best Buy Company, Inc.	2.2%
Valero Energy Corp.	2.2%
Halliburton Co.	2.2%
APA Corp.	2.1%
Lockheed Martin Corporation	2.1%
Ford Motor Co.	2.1%
QUALCOMM, Inc.	2.0%
NextEra Energy, Inc.	2.0%

Top Sectors	(% of Net Assets)
Energy	9.9%
Information Technology	9.9%
Consumer Discretionary	9.8%
Health Care	9.6%
Utilities	9.3%
Industrials	9.2%
Financials	9.1%
Real Estate	8.5%
Materials	8.2%
Cash & Other	16.5%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/SPDV
AAM Sawgrass U.S. Large Cap Quality Growth ETF
Shareholder Report [Line Items]
Fund Name	AAM Sawgrass U.S. Large Cap Quality Growth ETF
Class Name	AAM Sawgrass U.S. Large Cap Quality Growth ETF
Trading Symbol	SAWG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM Sawgrass U.S. Large Cap Quality Growth ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SAWG . You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/SAWG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM Sawgrass U.S. Large Cap Quality Growth ETF	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Growth stocks, as measured by the Russell 1000 Growth index, advanced 30% during the period with euphoria surrounding AI deals and the large cap tech FOMO trade powering most of the gains. The AAM Sawgrass U.S. Large Cap Quality Growth  ETF lagged during this period as most of the characteristics that the fund’s Sub-Advisor, Sawgrass Asset Management, favors – consistent earnings growth, low price volatility, attractive valuations – underperformed the returns of stocks with opposing characteristics (low quality/consistency, high price volatility, high valuations).
Market concentration continues to be a headwind to portfolio returns as the top three stocks in the growth index (NVIDIA, Microsoft, and Apple) remained double-digit position weights in the index during the period. These stocks are the largest absolute positions in SAWG but remain large underweights to their index representation which has made relative outperformance tough to achieve as these stocks continue to rally higher. Despite this, the portfolio has performed as expected during the few periods of less frothy growth. The portfolio outperformed by 400 basis points during the volatile first quarter of 2025 and also outperformed in the broader rally that occurred during the month of October.
The portfolio’s risk conscious nature struggled to keep up with the speculative post-election rally. The defensive posture that helped the Fund outperform in the first quarter of 2025 hurt the Fund’s performance during the growth-oriented, late April bounce. This led to the Fund’s relative underperformance to the Russell 1000 Growth index over the course of the reporting period.
Top performing sectors attributable to SAWG’s return during the current fiscal period were Information Technology, Communication Services, and Consumer Discretionary. The worst performing sectors were Health Care, Industrials, and Consumer Staples.
Individual stocks attributable to SAWG’s return over the same fiscal period were Broadcom Inc., Alphabet Inc- Class A., and Nvidia Corp. Stocks dragging down SAWG’s return were Lululemon Athletica Inc, United Health Group Inc, and Comcast Corp-Class A.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/30/2024)
AAM Sawgrass U.S. Large Cap Quality Growth ETF NAV	15.71	15.72
S&P 500 TR	21.45	21.67
Russell 1000 Growth Total Return	30.70	31.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/SAWG for more recent performance information.
Net Assets	$ 2,248,341
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 9,650
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,248,341
Number of Holdings	45
Net Advisory Fee	$9,650
Portfolio Turnover	85%
30-Day SEC Yield	0.29%
30-Day SEC Yield Unsubsidized	0.29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	8.2%
NVIDIA Corp.	6.4%
Apple, Inc.	6.1%
Alphabet, Inc.	4.7%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc.	3.3%
Broadcom, Inc.	3.3%
Eli Lilly & Co.	2.8%
ServiceNow, Inc.	2.8%
Comcast Corp.	2.6%

Top Sectors	(% of Net Assets)
Information Technology	45.6%
Health Care	13.9%
Communication Services	13.2%
Financials	8.4%
Industrials	7.7%
Consumer Discretionary	7.6%
Consumer Staples	3.3%
Cash & Other	0.3%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/SAWG
AAM Sawgrass U.S. Small Cap Quality Growth ETF
Shareholder Report [Line Items]
Fund Name	AAM Sawgrass U.S. Small Cap Quality Growth ETF
Class Name	AAM Sawgrass U.S. Small Cap Quality Growth ETF
Trading Symbol	SAWS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM Sawgrass U.S. Small Cap Quality Growth ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SAWS . You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/SAWS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM Sawgrass U.S. Small Cap Quality Growth ETF	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal period, the Russell 2000 Growth Index returned approximately 18.8% despite significant volatility. The index entered a bear market in late November 2024, falling nearly 28% by April 8, 2025, driven by heightened trade uncertainties from tariff discussions and a sharp decline in consumer sentiment. A powerful recovery followed, with the index surging 47.5% from its April low through October 31, 2025, reflecting renewed risk appetite and a rotation into small-cap growth stocks. This rally, while strong, remained below the intensity of the 2020 post-pandemic rebound. Gains were heavily concentrated in the most speculative segments—highly shorted stocks, penny stocks, unprofitable companies, and those with little or no revenue—revealing a momentum-driven, sentiment-fueled advance rather than a broad fundamental recovery.
The historically significant factors on which the SAWS strategy is built – low price volatility, stable growth, profitability, attractive valuation - all selected to provide the client with a high-quality portfolio - struggled for the overall period. While excellent downside preservation was provided during the bear market, the 48% rally, is not the type of market in which the strategy will excel.
Top performing sectors attributable to SAWS’s return during the current fiscal period were Industrials, Information Technology, and Financials. The worst performing sectors were Consumer Discretionary, Materials, and Consumer Staples.
Individual stocks attributable to SAWS’s return over the same fiscal period were Artivion Inc., StoneX Group Inc., and Interdigital Inc. Stocks dragging down SAWS’s return were Progress Software Corp, Varonis Systems Inc., and Adma Biologics Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/30/2024)
AAM Sawgrass U.S. Small Cap Quality Growth ETF NAV	9.00	7.86
S&P 500 TR	21.45	21.67
Russell 2000 Growth Total Return	18.81	14.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/SAWS for more recent performance information.
Net Assets	$ 1,458,197
Holdings Count | $ / shares	71
Advisory Fees Paid, Amount	$ 6,255
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,458,197
Number of Holdings	71
Net Advisory Fee	$6,255
Portfolio Turnover	80%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
Artivion, Inc.	4.2%
StoneX Group, Inc.	3.9%
iRadimed Corporation	2.9%
InterDigital, Inc.	2.7%
Huron Consulting Group, Inc.	2.7%
Phibro Animal Health Corp.	2.5%
Red Violet, Inc.	2.5%
Archrock, Inc.	2.4%
Sanmina Corporation	2.3%
Mueller Industries, Inc.	2.2%

Top Sectors	(% of Net Assets)
Industrials	30.7%
Health Care	21.5%
Information Technology	19.5%
Financials	12.1%
Consumer Discretionary	8.6%
Consumer Staples	3.0%
Energy	2.4%
Materials	1.4%
Cash & Other	0.8%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/SAWS
AAM SLC Low Duration Income ETF
Shareholder Report [Line Items]
Fund Name	AAM SLC Low Duration Income ETF
Class Name	AAM SLC Low Duration Income ETF
Trading Symbol	LODI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM SLC Low Duration Income ETF for the period of December 3, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/LODI. You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/LODI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
AAM SLC Low Duration Income ETF	$14	0.15%
[3],[4]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
LODI’s outperformance over its benchmark during the reporting period was primarily driven by an overweight allocation to CMBS, ABS, and CLO, as well as issue selection within Financials. Markets continue to be largely driven by trends related to potential tariff impact following initial widening in early April 2025. While Corporate credit sectors quickly rebounded, Securitized sectors lagged tightening, particularly within single A conduit CMBS levels, which still hover approximately 40 to 50 basis points wider than first quarter tights. Additionally, after recent negative headlines related to issuers in the ABS sector (to which LODI held no exposure), short duration Auto ABS spreads widened toward the end of the third quarter.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/03/2024)
AAM SLC Low Duration Income ETF NAV	5.43
Bloomberg U.S. Aggregate Bond Index	5.20
Bloomberg 1-3 Year US Government/Credit	4.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/LODI for more recent performance information.
Net Assets	$ 70,443,265
Holdings Count | $ / shares	131
Advisory Fees Paid, Amount	$ 78,957
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$70,443,265
Number of Holdings	131
Net Advisory Fee	$78,957
Portfolio Turnover	74%
30-Day SEC Yield	4.92%
30-Day SEC Yield Unsubsidized	4.68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Sector Breakdown (% of Net Assets)

Top Sectors	(% of Net Assets)
Government	15.8%
Asset Backed Securities	15.4%
Financial	14.3%
Mortgage Securities	7.2%
Energy	3.9%
Consumer, Cyclical	3.5%
Utilities	2.8%
Basic Materials	0.5%
Cash & Other	36.6%

Top 10 Issuers	(% of Net Assets)
Pagaya AI Debt Selection Trust	5.1%
Westlake Automobile Receivables Trust	4.9%
CPS Auto Trust	3.2%
BBCMS Trust	2.9%
Computershare Corporate Trust	2.7%
Exeter Automobile Receivables Trust	2.5%
Invesco Government & Agency Portfolio	2.3%
Benchmark Mortgage Trust	2.1%
Global Atlantic Financial Company	1.8%
Corebridge Financial Inc	1.7%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/LODI
AAM Todd International Intrinsic Value ETF
Shareholder Report [Line Items]
Fund Name	AAM Todd International Intrinsic Value ETF
Class Name	AAM Todd International Intrinsic Value ETF
Trading Symbol	TIIV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM Todd International Intrinsic Value ETF for the period of July 24, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/TIIV. You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/TIIV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
AAM Todd International Intrinsic Value ETF	$15	0.54%
[5],[6]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International markets reached new all-time highs for the first time in more than 15 years, suggesting that investors are beginning to recognize a structural shift in the global investment landscape and showing renewed confidence in reform efforts across several regions. While the strategy has participated in the forces driving international markets higher, TIIV underperformed the ACWI ex-US Index over the three months ending October 31, 2025. AI-related companies in Europe and Asia delivered exceptionally strong returns in the Technology sector, where the strategy remains underweight, causing the sector to outperform the broader market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/24/2025)
AAM Todd International Intrinsic Value ETF NAV	4.50
MSCI AC WORLD INDEX ex USA Net (USD)	6.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/TIIV for more recent performance information.
Net Assets	$ 21,270,869
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 30,350
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$21,270,869
Number of Holdings	68
Net Advisory Fee	$30,350
Portfolio Turnover	7%
30-Day SEC Yield	2.22%
30-Day SEC Yield Unsubsidized	2.22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Sectors	(% of Net Assets)
Financials	28.6%
Industrials	18.9%
Consumer Discretionary	10.1%
Health Care	9.7%
Information Technology	9.3%
Materials	5.8%
Energy	5.8%
Consumer Staples	3.5%
Communication Services	3.3%
Cash & Other	5.0%

Top 10 Equity Issuers	(% of Net Assets)
Banco Santander SA	2.5%
Barclays PLC	2.5%
AerCap Holdings NV	2.4%
Mitsubishi UFJ Financial Group, Inc.	2.3%
Fujitsu Ltd.	2.2%
ING Groep NV	2.2%
NatWest Group PLC	2.2%
DBS Group Holdings Ltd.	2.1%
Taiwan Semiconductor Manufacturing Co Ltd	2.0%
Marubeni Corp.	2.0%
Geographic Breakdown (% of Net Assets)

Top Ten Countries	(% of Net Assets)
Japan	17.5%
United Kingdom	13.4%
United States	11.9%
France	10.0%
China	7.5%
Ireland	6.9%
Netherlands	4.9%
Germany	4.5%
Spain	3.9%
Cash & Other	19.5%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/TIIV
AAM Transformers ETF
Shareholder Report [Line Items]
Fund Name	AAM Transformers ETF
Class Name	AAM Transformers ETF
Trading Symbol	TRFM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM Transformers ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/TRFM . You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/TRFM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM Transformers ETF	$60	0.49%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TRFM handily outperformed its benchmark, the S&P 500, during the reporting period as global, growth-style equities benefitted from a strong economy, resilient corporate earnings, a dovish Federal Reserve, and tariff resolutions. TRFM’s focus on innovative companies driving structural change allowed the fund to take part in the explosive Artificial Intelligence movement, as many of the strategy’s components are major players in this space. The international sleeve of the portfolio also helped drive alpha, as foreign equities reached all-time highs for the first time in 15 years.
Top performing sectors attributable to TRFM’s return over the current fiscal period were, Information Technology, Industrials and Consumer Discretionary. The worst performing sectors were Financials, Utilities and Communication Services.
Individual securities attributable to TRFM’s return over the current fiscal period were AppLovin Corp-Class A, Bloom Energy Corp-A, and Rocket Lab Corp. The largest detractors to TRFM’s performance were Globant SA, Fluence Energy Inc, and Meituan – UNSP ADR.
The top countries by contribution were the United States, followed by China and Germany. The country with the lowest contribution was Luxembourg.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/11/2022)
AAM Transformers ETF NAV	44.93	25.51
S&P 500 TR	21.45	20.71
Pence Transformers Index Net Total Return	45.56	26.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/TRFM for more recent performance information.
Net Assets	$ 108,105,212
Holdings Count | $ / shares	216
Advisory Fees Paid, Amount	$ 317,307
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$108,105,212
Number of Holdings	216
Net Advisory Fee	$317,307
Portfolio Turnover	79%
30-Day SEC Yield	0.13%
30-Day SEC Yield Unsubsidized	0.13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
Advanced Micro Devices, Inc.	1.4%
Palantir Technologies, Inc.	1.1%
Tesla, Inc.	1.1%
AppLovin Corp.	1.1%
International Business Machines Corp.	1.0%
NVIDIA Corp.	1.0%
Alphabet, Inc.	1.0%
Apple, Inc.	0.9%
Oracle Corp.	0.9%
GE AEROSPACE	0.9%

Top Sectors	(% of Net Assets)
Information Technology	53.5%
Industrials	23.3%
Consumer Discretionary	7.6%
Utilities	6.9%
Communication Services	4.9%
Financials	3.7%
Cash & Other	0.1%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/TRFM

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[3]
**	Annualized

[4]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[5]
**	Annualized

[6]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.